Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangement [Abstract]
Summary of Option Activities

The following table summarizes the Company’s share option activities under the Share Incentive Plans for the year ended December 31, 2025:

	Number of Options	Weighted Average Exercise Price per Option	Weighted Average Grant Date Fair Value per Option	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	US$	Years	US$ (in thousands)
Share options outstanding as of December 31, 2024	510,215,537	0.0586	0.0962	6.86	41,488
Granted	138,002,040	-	0.0699	-	-
Forfeited	(19,661,512)	0.0179	0.0720	-	-
Exercised	(77,496,940)	0.0011	0.0643	-	-
Share options outstanding as of December 31, 2025	551,059,125	0.0536	0.0944	6.62	34,702
Vested and expected to vest as of December 31, 2025	551,059,125	0.0536	0.0944	6.62	34,702
Exercisable as of December 31, 2025	266,297,116	0.1017	0.1101	4.58	11,797

Summary of Assumptions Used to Value the Share Options

The Group uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options were as follows:

	For the year ended December 31,
	2023	2024	2025
Fair value of ordinary shares (US$)	1.30-3.37	1.00-2.67	1.36-2.19
Risk-free interest rate (%)	3.52-4.77	3.88-4.52	4.12-4.58
Expected volatility (%)	54-56	53-55	54-55
Expected dividend yield	—	—	—
Life of option	10	10	10
Exercise multiple	2.5	2.5	2.5
Post-vesting forfeiture rate	—	—	—

Summary of Recognized Share Based Compensation Expenses

The Group recognized aggregate share-based compensation expenses for the years ended December 31, 2023, 2024 and 2025 as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
		(in thousands)
Fulfillment expenses	28,573	20,653	12,874	1,840
Sales and marketing expenses	2,872	5,576	7,503	1,073
Product development expenses	70,164	56,895	29,662	4,242
General and administrative expenses	35,037	35,366	28,398	4,061
Total	136,646	118,490	78,437	11,216